Schedule of Property and Equipment (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Cryptocurrency miners	$ 2,152,970	$ 2,152,970	$ 1,784,062
Mobile data centers	219,372	219,372	518,663
Computer equipment	6,881	6,881	12,771
Total	2,379,223	2,379,223	2,315,496
Less accumulated depreciation	(811,792)	(747,216)	(89,136)
Net, Property and equipment	$ 1,567,431	$ 1,632,007	$ 2,226,360